Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 9: Subsequent Events

The Company has evaluated subsequent events through September 4, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below, there have been no events that occurred that would require adjustments to the Company’s disclosures.

Related Party Transaction

In August 2025, the Company granted an aggregate of 84,351 non-qualified stock options to purchase the Company’s common stock at an exercise price of $3.00 per share, to Elizabeth Muller (CEO) and Richard Muller (CTO).

SAFE Notes

From July 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $1,255,000 at valuation caps of $45 million and $80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From July 1, 2025 through the date these financial statements were issued, the Company granted 81,994 shares, net of forfeiture or cancellation, of the Company’s common stock subject to four-year vesting.

Note 10: Subsequent Events

The Company has evaluated subsequent events through August 29, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below or as noted in Note 7, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $2,893,000 at valuation caps ranging from $45 – 80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From January 1, 2025 through the date these financial statements were issued, the Company granted 70,061 shares of the Company’s common stock subject to four-year vesting, that remain outstanding.

Surfside Acquisition Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as disclosed below.

Merger & Offering

On September 5, 2025, the Company and Deep Fission Acquisition Co., a wholly-owned subsidiary of the Company (“Acquisition Sub”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Deep Fission, Inc. (“Deep Fission”). The Merger Agreement and the transactions contemplated under the Merger Agreement (the “Merger”) were approved by all the Company’s stockholders and by the holders of a majority of the outstanding shares of common stock of Deep Fission. On September 5, 2025, the Company completed the Merger, as a result of which Acquisition Sub was merged with and into Deep Fission, with Deep Fission continuing as the surviving corporation of the Merger and becoming a wholly owned subsidiary of the Company. Pursuant to the terms of the Merger Agreement, all outstanding equity interests of Deep Fission converted into shares of the Company’s common stock, such that the holders of Deep Fission equity before the Merger own a majority of the outstanding shares of the Company’s common stock after the Merger (before giving effect to a private placement offering of common stock by the Company that was consummated in connection with the Merger), resulting in a change of control of the Company. Certain other information regarding the Merger and changes to the management and share ownership of the Company is set forth in the Current Report on Form 8-K filed by the Company with the SEC on September 11, 2025, as amended (the “Super 8-K”). The foregoing description of the Merger Agreement and private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement, which are filed with the SEC as exhibits to the Super 8-K.

Stock Purchase Agreement

On August 26, 2025, Mark N. Tompkins (“Seller”) and Ian Jacobs (“Buyer”) entered into a stock purchase agreement pursuant to which Buyer acquired 25,000 shares of the Company’s common stock from the Seller at a price of $0.0001 per share, for an aggregate purchase price of $2.50.

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the financial statements.

Formation of New Blank Check Company

On January 2, 2025, the related party owners of the Company formed a new blank check company, Orielle Acquisition Corp. This new entity was established as a vehicle to pursue a business combination and will focus its efforts to identify a possible business combination. The formation of Orielle Acquisition Corp. does not impact the Company’s financial position or results of operations as of December 31, 2024. However, it may present potential opportunities for collaboration or strategic partnerships in the future.